Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		50,000,000	50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Class A
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	30,040,212	26,693,696	26,660,640
Common stock, shares outstanding	30,040,212	26,693,696	26,660,640
Common Class B
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000